Short-term Borrowings and Current Portion of Long-term Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) agreement	Dec. 31, 2021 USD ($)	Aug. 31, 2018 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 8,441					¥ 146,000							¥ 8,441		¥ 146,000
Interest rate (as a percent)																9.50%
Restricted cash, current	14,211					85,826							14,211		85,826	¥ 240,741	$ 2,230
Repayment of borrowings													177,559	$ 27,863	130,000	183,707
Inventories	2,995,460					3,289,804							2,995,460		3,289,804		470,052
Equipment	41,319					73,027							41,319		73,027		6,484
Short Term Borrowings and Current Portion of Long Term Borrowings	32,941					191,289							32,941		191,289		$ 5,169
Amount borrowed													10,000	$ 1,569		247,500
Accounts receivable	10,482					99,228							10,482		99,228
VIEs
Short-term borrowings
Restricted cash, current	14,211					1,002							14,211		1,002
Inventories	2,938,953					3,207,836							2,938,953		3,207,836
Equipment	25,269					50,650							25,269		50,650
Short Term Borrowings and Current Portion of Long Term Borrowings	32,941					191,289							32,941		191,289
Third party financing
Short-term borrowings
Short-term borrowings																¥ 0
Interest rate (as a percent)																10.00%
Repayment of borrowings															15,000
Inventories	38,461												38,461
Short Term Borrowings and Current Portion of Long Term Borrowings	14,500					29,500							14,500		29,500
Number of monthly installments | agreement																4
Amount borrowed									¥ 118,000		¥ 100,000					¥ 29,500
Accounts receivable									¥ 85,630		¥ 84,610
Third party financing | Non-financial institution
Short-term borrowings
Outstanding balances of the short-term portion	10,000												10,000
SPD
Short-term borrowings
Short-term borrowings	0												0					¥ 50,000
Interest rate (as a percent)					7.20%				7.25%							6.75%		7.35%
Term of loan									2 years
Repayment of borrowings					¥ 50,000			¥ 50,000		¥ 50,000		¥ 50,000
Short Term Borrowings and Current Portion of Long Term Borrowings						50,000									50,000
SPD | Collateral Pledged
Short-term borrowings
Inventories	0					260,677							0		260,677	¥ 260,677
Equipment	0					¥ 8,090							0		¥ 8,090	¥ 11,366
Shanghai Pudong Development Silicon Valley Bank
Short-term borrowings
Interest rate (as a percent)						3.80%									3.80%	3.92%
Restricted cash, current	0					¥ 84,824							0		¥ 84,824
Outstanding balances of the short-term portion	0					76,000							0		¥ 76,000
Term of loan															1 year	1 year
Repayment of borrowings	1,559	¥ 76,000	¥ 10,000			80,000
Drew down						10,000	¥ 10,000									¥ 80,000
Short Term Borrowings and Current Portion of Long Term Borrowings	¥ 8,441					20,000							¥ 8,441		¥ 20,000
Amount borrowed						¥ 76,000
Shanghai Pudong Development Silicon Valley Bank | Minimum
Short-term borrowings
Interest rate (as a percent)						3.92%									3.92%
Shanghai Pudong Development Silicon Valley Bank | Maximum
Short-term borrowings
Interest rate (as a percent)						4.35%									4.35%
Shanghai Pudong Development Silicon Valley Bank | Third party financing | Non-financial institution
Short-term borrowings
Repayment of borrowings				¥ 10,000